REVERSE ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Reverse Acquisition [Abstract]
Disclosure of reverse acquisition [Table Text Block]
December 20, 2019
Assets and (liabilities) of Arrowstar acquired	$
Cash	111,496
Receivables	10,802
Other assets	7,504
Accounts payable	(356,384)
Net liabilities acquired	(226,582)

Consideration paid in RTO of Arrowstar
Common shares (7,218,678 common shares at $0.15 fair value per share)	1,082,802

Listing expense	1,309,384